SAFE Notes	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Simple Agreement For Future Equity Note [Line Items]
SAFE Notes
11. SAFE Notes
There were no SAFE Notes outstanding as of December 31, 2025, and no related activity occurred during the year then ended. The Company issued SAFE Notes during the period from December 2023 through May 2024, all of which were settled in December 2024.
The Company issued a series of SAFE Notes to multiple investors for total cash proceeds of $24.0 million, comprising $1.4 million in 2023 and $22.6 million in 2024, with identical terms for each issuance. SAFE Notes are financing instruments that provide investors with the right to receive equity upon a future financing event.
Management evaluated the SAFE Notes under ASC 480,
Distinguishing Liabilities from Equity
, and determined that they are a liability under ASC 480, do not meet the definition of a derivative and do not qualify for equity classification. Given the variation in possible share prices of the future equity financing, the SAFE Notes represent an obligation to issue a variable number of shares for a fixed monetary amount. Accordingly, the SAFE Notes are accounted for as nonderivative financial liabilities, initially recognized at fair value with subsequent remeasurement at each reporting date. Any changes in fair value will be recognized in earnings and any issuance costs related to the SAFE Notes will be expensed immediately as incurred.
On December 27, 2024, the Company settled the SAFE Notes with total aggregate face amount of $24.0 million. Upon settlement, the SAFE Notes were measured at a fair value of $26.4 million and exchanged for 22,869,771 shares of Series
C-1
convertible redeemable preferred stock. The carrying amount of the SAFE Notes was derecognized and the new shares of Series
C-1
convertible redeemable preferred stock were recorded within temporary equity at fair value. The Company remeasured the SAFE Notes at the date of settlement and recorded a loss of $1.9 million, resulting in an aggregate loss of $2.4 million for the year ended December 31, 2024.